Subsequent Events (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended			9 Months Ended
	Jan. 23, 2015 $ / shares	Apr. 26, 2016 $ / shares	Apr. 23, 2015 $ / shares	Jul. 15, 2016 USD ($)	Jul. 14, 2016	Jun. 30, 2016 $ / shares	Jan. 20, 2016 $ / shares
Subsequent Event [Line Items]
Number of vessels						35
Common unit-holders
Subsequent Event [Line Items]
Dividends Payable, Date Declared						Jul. 21, 2016
Dividend declared	$ 0.2325	$ 0.075	$ 0.2345			$ 0.075	$ 0.2385
Dividends Payable, Date to be Paid						Aug. 12, 2016
Dividends Payable, Date of Record						Aug. 05, 2016
Preferred unit-holders
Subsequent Event [Line Items]
Dividends Payable, Date Declared						Jul. 21, 2016
Dividend declared	$ 0.21375	$ 0.21375	$ 0.21575			$ 0.21375	$ 0.21975
Dividends Paid, Date were paid						Aug. 10, 2016
Dividends Payable, Date of Record						Aug. 03, 2016
The "HMM' Vessels | Hyundai Merchant Marine Co. Ltd "HMM"
Subsequent Event [Line Items]
Number of vessels						5
Time charter expiration						2024 and 2025
Subsequent event | The "HMM' Vessels | Hyundai Merchant Marine Co. Ltd "HMM"
Subsequent Event [Line Items]
Gross Daily Hire Rate					29.4
Subsequent event | The ''Charter Reduction Period" | The "HMM' Vessels | Hyundai Merchant Marine Co. Ltd "HMM"
Subsequent Event [Line Items]
Percentage of decrease of charter rate				20.00%
Gross Daily Hire Rate				23.5
Time Charter Years				3.5 years
Commencement of Charter				July 2016
Time charter expiration				December 2019
Amount of charter rate reduction | $				$ 37,000
Subsequent event | After the "Charter Reduction Period" | The "HMM' Vessels | Hyundai Merchant Marine Co. Ltd "HMM"
Subsequent Event [Line Items]
Gross Daily Hire Rate				29.4